Parent Company Informations - Summary of Condensed Statements Of Cash Flows (Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2025 KRW (₩)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 KRW (₩)	Dec. 31, 2023 KRW (₩)
Operating activities
Net income	₩ 5,840,715	$ 4,043,277	₩ 5,028,606	₩ 4,526,334
Reconciliation of net income to net cash provided by operating activities:
Net cash inflow from operating activities	4,226,378	2,925,741	4,020,186	4,108,816
Investing activities
Other investing activities, net	356,861	247,038	(397,226)	(496,252)
Net cash outflow from investing activities	(5,537,899)	(3,833,650)	(3,825,055)	(3,519,492)
Financing activities
Increases in debentures	93,229,857	64,539,031	86,031,647	83,777,490
Issuance of hybrid securities	404,028	279,691	399,059	598,552
Redemption of hybrid securities	(89,470,531)	(61,936,611)	(80,848,086)	(83,683,272)
Other financing activities	(253,186)	(175,269)	(28,151)	(546,580)
Net cash inflow (outflow) from financing activities	5,797,923	4,013,653	(1,983,837)	(1,239,069)
Net increase (decrease) in cash and cash equivalents	4,411,697	3,054,029	(1,217,721)	(708,210)
Increase in beginning balance of cash and cash equivalents	24,608,867	17,035,663	25,826,588	26,534,798
Increase in ending balance of cash and cash equivalents	29,020,564	$ 20,089,692	24,608,867	25,826,588
Parent Company
Operating activities
Net income	3,657,633		2,170,597	2,121,244
Reconciliation of net income to net cash provided by operating activities:
Other operating activities, net	108,152		36,135	(66,265)
Net cash inflow from operating activities	3,765,785		2,206,732	2,054,979
Investing activities
Net payments from (to) subsidiaries	0		(150,000)	27,539
Other investing activities, net	10,531		414,742	103,294
Net cash outflow from investing activities	10,531		264,742	130,833
Financing activities
Net increase (decrease) in borrowings	(965,000)		865,000	100,000
Increases in debentures	2,236,135		398,945	0
Repayments of debentures and lease liabilities	(680,619)		(1,075,644)	(1,090,617)
Issuance of hybrid securities	404,013		399,045	598,537
Redemption of hybrid securities	(1,130,000)		(350,000)	0
Cash dividends paid	(1,504,683)		(1,686,776)	(1,336,815)
Acquisition of treasury shares	(1,480,000)		(820,000)	(571,745)
Other financing activities	32		10	109
Net cash inflow (outflow) from financing activities	(3,120,122)		(2,269,420)	(2,300,531)
Net increase (decrease) in cash and cash equivalents	656,194		202,054	(114,719)
Increase in beginning balance of cash and cash equivalents	318,388		116,334	231,053
Increase in ending balance of cash and cash equivalents	₩ 974,582		₩ 318,388	₩ 116,334